Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Oct. 22, 2020 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate			4.07%			4.509%
Borrowings		$ 3,361		$ 3,212
Non-Recourse Variable Rate Debt | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate		2.95%
Non-Recourse Variable Rate Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate		4.51%
Senior Secured Note Maturing June 2042
Disclosure of detailed information about borrowings [line items]
Interest rate			4.07%
Borrowings			$ 800
Non-Recourse Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate					4.509%
Redemption of noncurrent borrowings	$ 25
Non-Recourse Bonds | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 345